TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - NCNV Preferred Stock (Details) - $ / shares		11 Months Ended
	Jan. 11, 2024	Dec. 05, 2024	Dec. 06, 2024	Jul. 12, 2024	Jul. 11, 2024	Mar. 15, 2023
NCNV preferred stock
TEMPORARY REDEEMABLE PREFERRED STOCK
Issue price per share				$ 600	$ 1,000	$ 600
New NCNV Preferred Stock
TEMPORARY REDEEMABLE PREFERRED STOCK
Preferred stock			13,097,040
Dividend percentage		5.00%
Issue price per share		$ 1,000		$ 600	$ 1,000
NCNV 1
TEMPORARY REDEEMABLE PREFERRED STOCK
Number of shares issued in conversion of debt	562
NCNV 2
TEMPORARY REDEEMABLE PREFERRED STOCK
Number of shares issued in conversion of debt	5,752